S000077884 [Member] Expense Example - iShares Environmental Infrastructure and Industrials ETF - iShares Environmental Infrastructure and Industrials ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591